Patent Rights - Summary of Patent Rights (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,601,745	$ 1,172,485
Additions during the year	103,560	53,758
Amortization in the year	(16,820)	(6,175)
Ending balance	1,688,485	1,220,068
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,856,750	1,398,713
Additions during the year	103,560	53,758
Amortization in the year
Ending balance	1,960,310	1,452,471
Accumulated Amortization & Impairment Losses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(255,005)	(226,228)
Additions during the year
Amortization in the year	(16,820)	(6,175)
Ending balance	$ (271,825)	$ (232,403)